Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 216	€ 985	€ 1,375
Loans and receivables, gains (losses) on derecognition of financial instruments not measured at fair value	51	133	95
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	164	852	1,281
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	707	218	248
Reclassification of financial assets from fair value through other comprehensive income	0
Reclassification of financial assets from amortized cost	0
Other gains or losses on financial assets and liabilties held for trading	707
Gains losses on non trading financial assets at fair value through profit or loss	96
Reclassification of financial assets from fair value through other comprehensive income	0
Reclassification of financial assets from amortized cost	0
Other Gains Or Losses on financial assets and liabilities at fair value through profit or loss	96
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	143	(56)	114
Gains or losses from hedge accounting net (Income Statement)	72	(209)	(76)
Total Gains (losses) on financial assets and liabilities (net)	1,234	938	1,661
Exchange differences (Income Statement)	(9)	1,030	472
Total gains (losses) on financial instruments and exchange differences	€ 1,223	€ 1,968	€ 2,133